BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current	$ 1,021	$ 328
Non-current	11,007	4,249
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Total	$ 12,028	$ 4,577